BENEFIT PLANS (Details 9)	Mar. 31, 2015	Mar. 31, 2014
Domestic | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	0.50%	0.50%
Domestic | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	0.75%	1.00%
Foreign | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.30%	3.00%
Rate of increase in compensation levels (%)	2.50%	2.50%
Foreign | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	4.00%	4.79%
Rate of increase in compensation levels (%)	4.00%	3.90%